EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2019
EARNINGS PER SHARE
Schedule of computation of earnings per share

:

	2019	2018	2017
Numerator:
Profit for the year from continuing operations attributable to the owners of the company	50,265	60,740	50,659
Profit / (loss) for the year from discontinued operations attributable to the owners of the company	3,976	(53,892)	5,383
Denominator, in thousands:
Weighted-average ordinary shares outstanding	1,780,935	1,873,563	1,953,779
Employee stock options	2,682	2,158	1,779
Weighted-average diluted shares outstanding	1,783,617	1,875,721	1,955,558

Earnings per share – basic, Russian Rubles	30.45	3.66	28.69
Basic EPS from continuing operations	28.22	32.42	25.93
Basic EPS from discontinued operations	2.23	(28.76)	2.76
Earnings per share – diluted, Russian Rubles	30.41	3.65	28.66
Diluted EPS from continuing operations	28.18	32.38	25.91
Diluted EPS from discontinued operations	2.23	(28.73)	2.75